Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non-controlling interests	Total
Balance at Dec. 31, 2017	$ 1,040	$ 183,445	$ 83	$ 25,713	$ 3,282	$ 213,563
Balance (in Shares) at Dec. 31, 2017	44,488,578
Issue of share capital, net of issuance costs of $ 400	$ 117	34,452				34,569
Issue of share capital, net of issuance costs of $ 400 (in Shares)	4,268,293
Exercise of stock options	$ 2	309				311
Exercise of stock options (in Shares)	104,167
Stock-based compensation		194				194
Increase in value of put options of redeemable non-controlling interests				(1,726)		(1,726)
Dividend				(13,348)	(69)	(13,417)
Other comprehensive income (loss)			(6,208)		(310)	(6,518)
Net income				19,883	1,510	21,393
Balance at Dec. 31, 2018	$ 1,159	218,400	(6,125)	30,522	4,413	248,369
Balance (in Shares) at Dec. 31, 2018	48,861,038
Exercise of stock options	$ 2	173				175
Exercise of stock options (in Shares)	78,500
Stock-based compensation		74				74
Acquisition of redeemable non-controlling interests				(911)		(911)
Increase in value of put options of redeemable non-controlling interests				(6,560)		(6,560)
Acquisition of non-controlling interests					359	359
Non-controlling interests reclassification to Redeemable non-controlling interests					9,899	9,899
Dividend				(14,963)	(457)	(15,420)
Other comprehensive income (loss)			5,801		424	6,225
Net income				20,266	2,221	22,487
Balance at Dec. 31, 2019	$ 1,161	218,647	(324)	28,354	16,859	264,697
Balance (in Shares) at Dec. 31, 2019	48,939,538
Exercise of stock options	$ 3	253				256
Exercise of stock options (in Shares)	95,517
Acquisition of redeemable non-controlling interests		(5,972)				(5,972)
Increase in value of put options of redeemable non-controlling interests				(1,317)		(1,317)
Acquisition of non-controlling interests		(1,215)			(3,409)	(4,624)
Non-controlling interests reclassification to Redeemable non-controlling interests					(6,617)	(6,617)
Dividend				(12,503)	(931)	(13,434)
Other comprehensive income (loss)			8,159		267	8,426
Net income				25,186	2,405	27,591
Balance at Dec. 31, 2020	$ 1,164	$ 211,713	$ 7,835	$ 39,720	$ 8,574	$ 269,006
Balance (in Shares) at Dec. 31, 2020	49,035,055